18 SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On January 27, 2017, the Company issued 33,333 shares of its common stock its legal counsel, Olshan Frome Wolosky LLP ("Olshan"), in exchange for the cancellation of a portion of accrued and unpaid legal fees owed by the Company to Olshan.

The Company partnered with NEC Corporation of America (NEC), in February 2017, to offer SAP HANA Migration services. Through this partnership, the Company will offer solutions to its clients aspiring to make the transition from SAP ECC (on-premise) applications to SAP HANA applications. NEC is a leading technology integrator providing integrated communications, analytics, security, biometrics and technology solutions.

On March 7, 2017, the Company completed the sale and issuance of 8% Convertible Unsecured Promissory Notes (the "2017 Notes") for proceeds to us of an aggregate of $1,250,000, to four accredited investors, including one of the Company's directors, Dhruwa N. Rai. The 2017 Notes were issued pursuant to Securities Purchase Agreements with each investor, pursuant to which each investor purchased its 2017 Note from the Company. The 2017 Notes bear interest at 8% per annum until maturity in March 2020, with interest being paid annually on the first, second and third anniversaries of the issuance of the 2017 Notes beginning in March 2018. From and after an event of default and for so long as the event of default is continuing, the 2017 Notes will bear default interest at the rate of 10% per annum. The 2017 Notes can be prepaid by the Company at any time without penalty.

The 2017 Notes are convertible into shares of Ameri common stock at a conversion price of (i) in the event that any registration statement for the public offering of common stock filed by the Company with the SEC in connection with an uplisting to a national stock exchange is declared effective by the SEC on or prior to December 31, 2017, such price per share that is equal to 68% of the price per share of common stock offered and sold pursuant to such registration statement, or (ii) if no such registration statement is declared effective by December 31, 2017, such price per share that is equal to the weighted average closing price per share of the Company’s common stock for the 20 trading days immediately preceding December 31, 2017, subject to adjustment under certain circumstances. The 2017 Notes rank junior to the Company’s secured credit facility with Sterling National Bank. The 2017 Notes also include certain negative covenants including, without the investors’ approval, restrictions on dividends and other restricted payments and reclassification of its stock.

On March 10, 2017, the Company acquired 100% of the shares of ATCG Technology Solutions, Inc. (“ATCG”), a Delaware corporation, pursuant to the terms of a Share Purchase Agreement among the Company, ATCG, all of the stockholders of ATCG (the “Stockholders”) and the Stockholders’ representative.  ATCG provides U.S. domestic, offshore and onsite SAP consulting services and has its main office in Folsom, California. The aggregate purchase price for the acquisition of ATCG consisted of:

(a)	576,923 shares of our common stock, valued at approximately $3.8 million based on the closing price of our common stock on the closing date of the acquisition;
(b)	Unsecured promissory notes issued to certain of ATCG’s selling Stockholders for the aggregate amount of $3,750,000 (which notes bear interest at a rate of 6% per annum and mature on June 30, 2018);
(c)	Earn-out payments in shares of Ameri common stock (up to an aggregate value of $1,200,000 worth of shares) to be paid, if earned, in each of 2018 and 2019 based on certain revenue and EBITDA targets as specified in the purchase agreement. The Company estimates those targets will be fully achieved; and
(d)	An additional cash payment of $55,687 for cash that was left in ATCG at closing.

The total purchase price of $8,784,533 was allocated to intangibles of $3.75 million, taking into consideration projected revenue from the acquired list of ATCG customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

On March 13, 2017, the Company announced a merger proposal for Ciber, Inc. (“Ciber”). The proposal was rejected by Ciber and the Company did not further pursue a transaction with Ciber.